Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
17	LEASES
This note provides lease information about the Group as a lessee.

(a)	Right-of-use assets

	Telecommunications Towers and related assets Million	Buildings and premises Million	Others Million	Total Million
Cost:
As of January 1, 2019	75,169	35,790	3,545	114,504
Additions	5,696	9,135	1,139	15,970
Early termination and modification of lease contracts	(1,890)	(1,620)	(567)	(4,077)
Exchange differences	—	22	—	22

As of December 31, 2019	78,975	43,327	4,117	126,419

As of January 1, 2020	78,975	43,327	4,117	126,419
Additions	7,100	10,554	1,302	18,956
Termination of lease contracts	(309)	(3,496)	(341)	(4,146)
Early termination and modification of lease contracts	(1,654)	(2,127)	(105)	(3,886)
Exchange differences	—	(99)	—	(99)

As of December 31, 2020	84,112	48,159	4,973	137,244

Accumulated amortization and impairment:
As of January 1, 2019	15,299	12,409	2,507	30,215
Charge for the year	14,738	7,675	338	22,751
Early termination and modification of lease contracts	(276)	(435)	(151)	(862)
Exchange differences	—	7	—	7

As of December 31, 2019	29,761	19,656	2,694	52,111

As of January 1, 2020	29,761	19,656	2,694	52,111
Charge for the year	15,883	9,179	950	26,012
Termination of lease contracts	(309)	(3,496)	(341)	(4,146)
Early termination and modification of lease contracts	(933)	(782)	(64)	(1,779)
Exchange differences	—	(45)	—	(45)

As of December 31, 2020	44,402	24,512	3,239	72,153

Net book value:
As of December 31, 2020	39,710	23,647	1,734	65,091

As of December 31, 2019	49,214	23,671	1,423	74,308

(b)	Amounts recognized in the consolidated statements of comprehensive income
For the year ended December 31, 2020, the depreciation charge of right-of-use

assets recognized in the consolidated statements of comprehensive income amounted to RMB26,012 million (2019: RMB22,751 million; 2018: nil). Other
than the depreciation charge of
right-of-use
assets, the amounts recognized in the consolidated statements of comprehensive income in relation to interest expense of lease liabilities, and expenses related to short-term leases, low-value
leases which are not recorded as short-term leases and variable lease payments are disclosed in
n
ote 10 and
n
ote 5, respectively.